Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 170,000	$ 2,605,000	$ 2,176,000
Restricted cash	476,000	$ 200,000	50,000
Accounts Receivable	1,000		107,000
Inventory	1,256,000	$ 747,000	53,000
Prepaid expenses and other current assets	642,000	408,000	91,000
Total current assets	2,545,000	3,960,000	2,477,000
Property and equipment, net	3,811,000	3,426,000	755,000
Intangibles, net	25,000	28,000	34,000
Deposits and other long term assets	28,000	143,000	27,000
Total assets	6,409,000	7,557,000	3,293,000
Current liabilities:
Accounts payable	2,507,000	1,629,000	612,000
Accrued expenses	532,000	657,000	$ 456,000
Deferred revenues and customer advances	3,124,000	2,847,000
Accrued contract loss	600,000	$ 600,000
Accrued warranty expense			$ 242,000
Derivative liabilities	4,749,000	$ 2,510,000	$ 402,000
Convertible secured notes payable, net of discounts	3,177,000	4,110,000
Capital leases payable - short term	23,000	26,000	$ 19,000
Total current liabilities	14,712,000	12,379,000	1,731,000
Long term liabilities:
Deposits	8,000	8,000	30,000
Capital lease payable - long term	11,000	14,000	23,000
Total liabilities	$ 14,731,000	$ 12,401,000	$ 1,784,000
Commitments and contingencies
Stockholders' deficit:
Preferred stock, value
Common stock, value
Additional paid-in capital	$ 26,677,000	$ 26,302,000	$ 19,548,000
Accumulated deficit	(34,999,000)	(31,146,000)	(18,039,000)
Total stockholders' equity (deficit)	(8,322,000)	(4,844,000)	1,509,000
Total liabilities and stockholders' equity (deficit)	$ 6,409,000	$ 7,557,000	$ 3,293,000